General (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 28, 2016	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2016
Common stock, par value		$ 0.01	$ 0.01	$ 0.01
Reverse stock split	one-to-nine Reverse Stock Split
Cash and cash equivalent		$ 10,787	$ 8,020	$ 2,709
September 4, 2018 [Member]
Reverse stock split		one-for-15 reverse stock split
Microbot Israel [Member]
Conversion value of shares	0.2 shares
Common stock, par value	$ 0.01
Reverse stock split	one for nine reverse stock splits
Conversion option to purchase common stock	176,181
Restricted shares issued	525,706
Microbot Israel [Member]
Conversion value of shares	2.9 shares
Common stock, par value	$ 0.01
Reverse stock split	one for nine reverse stock split
Conversion option to purchase common stock	176,182
Restricted shares issued	7,802,639
Microbot Israel [Member] | Former Microbot Israel Shareholders [Member]
Conversion of stock number of common stock issued	1,788,884
Microbot Israel [Member] | Before Reverse Split [Member]
Conversion value of shares	2.9 shares
Conversion option to purchase common stock	2,614,916
Restricted shares issued	7,802,639
Microbot Israel [Member] | Before Reverse Split [Member] | Former Microbot Israel Shareholders [Member]
Conversion of stock number of common stock issued	26,550,974